Statements of Operations (USD $)	3 Months Ended	4 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Sales	$ 455	$ 455	$ 4,140	$ 2,805
Sales (net of returns) - related party	0	0	16,891	58,757
Cost of goods sold	(183)	(183)	(48,109)	(31,248)
Gross profit	272	272	(27,078)	30,314
Operating expenses:
Bad debt expense	0	0	11,790	38,958
General and administrative	12,145	12,145	40,718	51,467
Payroll	42,199	42,199	0	0
Professional fees	256,640	256,640	0	0
Office expense	11,304	11,304	0	0
Loss on expired option to acquire real estate	150,000	150,000	0	0
Total operating expenses	472,288	472,288	52,508	90,425
Operating - other:
Accounts receivable reserve recovery	0	0	59,245	0
Income (loss) from operations	(472,016)	(472,016)	(20,341)	(60,111)
Other income (expense):
Interest income	0	0	18	110
Gain on tax estimate	0	0	0	1,318
Total other income	0	0	18	1,428
Income (loss) before provision for income taxes	(472,016)	(472,016)	(20,323)	(58,683)
Provision for income tax	0	0	0	0
Net income (loss)	$ (472,016)	$ (472,016)	$ (20,323)	$ (58,683)
Net income (loss) per share (Basic and fully diluted)	$ (0.04)		$ 0.00	$ (0.01)
Weighted average number of common shares outstanding	12,792,820		9,724,000	9,705,517